Segmented Information - Summary of Operating Segments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 100,242,080	$ 78,354,632
Operating costs	85,688,084	53,599,792
Operating income (loss)	14,553,996	24,754,840
Anesthesia services [member]
Disclosure of operating segments [line items]
Operating costs	74,315,424	45,229,986
Other [member]
Disclosure of operating segments [line items]
Operating costs	6,375,110	3,866,696
Operating income (loss)	(6,375,110)	(3,866,696)
Operating segments [member] | Anesthesia services [member]
Disclosure of operating segments [line items]
Revenue	88,741,075	67,821,879
Operating costs	74,315,424	45,229,986
Operating income (loss)	14,425,651	22,591,893
Operating segments [member] | Product sales [member]
Disclosure of operating segments [line items]
Revenue	11,501,005	10,532,753
Operating costs	4,997,550	4,503,110
Operating income (loss)	$ 6,503,455	$ 6,029,643